Shareholder Report, Holdings (Details)	Dec. 31, 2024
Commodities Strategy Fund - Class A | S&P Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Commodities Strategy Fund - Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Commodities Strategy Fund - Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Commodities Strategy Fund - Class A | Total
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Commodities Strategy Fund - Class C | S&P Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Commodities Strategy Fund - Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Commodities Strategy Fund - Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Commodities Strategy Fund - Class C | Total
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Commodities Strategy Fund - Class H | S&P Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Commodities Strategy Fund - Class H | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Commodities Strategy Fund - Class H | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Commodities Strategy Fund - Class H | Total
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Guggenheim Managed Futures Strategy Fund - Class A | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Guggenheim Managed Futures Strategy Fund - Class A | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Guggenheim Managed Futures Strategy Fund - Class A | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Guggenheim Managed Futures Strategy Fund - Class A | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Guggenheim Managed Futures Strategy Fund - Class A | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Guggenheim Managed Futures Strategy Fund - Class A | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(25.50%)
Guggenheim Managed Futures Strategy Fund - Class A | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(80.90%)
Guggenheim Managed Futures Strategy Fund - Class A | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(167.00%)
Guggenheim Managed Futures Strategy Fund - Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim Managed Futures Strategy Fund - Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Guggenheim Managed Futures Strategy Fund - Class A | Total
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Guggenheim Managed Futures Strategy Fund - Class A | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim Managed Futures Strategy Fund - Class C | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Guggenheim Managed Futures Strategy Fund - Class C | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Guggenheim Managed Futures Strategy Fund - Class C | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Guggenheim Managed Futures Strategy Fund - Class C | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Guggenheim Managed Futures Strategy Fund - Class C | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Guggenheim Managed Futures Strategy Fund - Class C | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(25.50%)
Guggenheim Managed Futures Strategy Fund - Class C | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(80.90%)
Guggenheim Managed Futures Strategy Fund - Class C | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(167.00%)
Guggenheim Managed Futures Strategy Fund - Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim Managed Futures Strategy Fund - Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Guggenheim Managed Futures Strategy Fund - Class C | Total
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Guggenheim Managed Futures Strategy Fund - Class C | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim Managed Futures Strategy Fund - Class P | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Guggenheim Managed Futures Strategy Fund - Class P | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Guggenheim Managed Futures Strategy Fund - Class P | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Guggenheim Managed Futures Strategy Fund - Class P | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Guggenheim Managed Futures Strategy Fund - Class P | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Guggenheim Managed Futures Strategy Fund - Class P | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(25.50%)
Guggenheim Managed Futures Strategy Fund - Class P | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(80.90%)
Guggenheim Managed Futures Strategy Fund - Class P | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(167.00%)
Guggenheim Managed Futures Strategy Fund - Class P | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim Managed Futures Strategy Fund - Class P | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Guggenheim Managed Futures Strategy Fund - Class P | Total
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Guggenheim Managed Futures Strategy Fund - Class P | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(25.50%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(80.90%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(167.00%)
Guggenheim Managed Futures Strategy Fund - Institutional Class | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Total
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Guggenheim Managed Futures Strategy Fund - Institutional Class | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Custom Baskets Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Guggenheim Multi-Hedge Strategies Fund - Class A | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Guggenheim Multi-Hedge Strategies Fund - Class A | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Guggenheim Multi-Hedge Strategies Fund - Class A | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Multi-Hedge Strategies Fund - Class A | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guggenheim Multi-Hedge Strategies Fund - Class A | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Class A | Closed-End Mutual Funds - Long
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guggenheim Multi-Hedge Strategies Fund - Class A | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Multi-Hedge Strategies Fund - Class A | Industrial - Long
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Multi-Hedge Strategies Fund - Class A | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund - Class A | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Multi-Hedge Strategies Fund - Class A | Consumer, Cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund - Class A | Basic Materials - Long
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class A | Utilities - Long
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(33.60%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Custom Baskets Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(39.10%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(40.80%)
Guggenheim Multi-Hedge Strategies Fund - Class A | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim Multi-Hedge Strategies Fund - Class A | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Multi-Hedge Strategies Fund - Class A | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Multi-Hedge Strategies Fund - Class A | Heartland Financial USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class A | HashiCorp, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class A | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class A | Surmodics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Multi-Hedge Strategies Fund - Class A | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class A | ChampionX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Custom Baskets Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Guggenheim Multi-Hedge Strategies Fund - Class C | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Guggenheim Multi-Hedge Strategies Fund - Class C | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Guggenheim Multi-Hedge Strategies Fund - Class C | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Multi-Hedge Strategies Fund - Class C | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guggenheim Multi-Hedge Strategies Fund - Class C | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Class C | Closed-End Mutual Funds - Long
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Multi-Hedge Strategies Fund - Class C | Industrial - Long
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Multi-Hedge Strategies Fund - Class C | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund - Class C | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Multi-Hedge Strategies Fund - Class C | Consumer, Cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund - Class C | Basic Materials - Long
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class C | Utilities - Long
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(33.60%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Custom Baskets Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(39.10%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(40.80%)
Guggenheim Multi-Hedge Strategies Fund - Class C | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim Multi-Hedge Strategies Fund - Class C | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Multi-Hedge Strategies Fund - Class C | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Multi-Hedge Strategies Fund - Class C | Heartland Financial USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class C | HashiCorp, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class C | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class C | Surmodics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Multi-Hedge Strategies Fund - Class C | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class C | ChampionX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Custom Baskets Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Guggenheim Multi-Hedge Strategies Fund - Class P | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Guggenheim Multi-Hedge Strategies Fund - Class P | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Guggenheim Multi-Hedge Strategies Fund - Class P | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Multi-Hedge Strategies Fund - Class P | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guggenheim Multi-Hedge Strategies Fund - Class P | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Class P | Closed-End Mutual Funds - Long
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Multi-Hedge Strategies Fund - Class P | Industrial - Long
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Multi-Hedge Strategies Fund - Class P | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund - Class P | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Multi-Hedge Strategies Fund - Class P | Consumer, Cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund - Class P | Basic Materials - Long
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Class P | Utilities - Long
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(33.60%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Custom Baskets Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(39.10%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(40.80%)
Guggenheim Multi-Hedge Strategies Fund - Class P | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim Multi-Hedge Strategies Fund - Class P | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Multi-Hedge Strategies Fund - Class P | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Multi-Hedge Strategies Fund - Class P | Heartland Financial USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Class P | HashiCorp, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class P | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Class P | Surmodics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Multi-Hedge Strategies Fund - Class P | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Class P | ChampionX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Class P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Custom Baskets Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Closed-End Mutual Funds - Long
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Industrial - Long
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Consumer, Cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Basic Materials - Long
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Utilities - Long
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Basic Materials - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Industrial - Short
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(33.60%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Custom Baskets Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(39.10%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(40.80%)
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Heartland Financial USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | HashiCorp, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Surmodics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | ChampionX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Multi-Hedge Strategies Fund - Institutional Class | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	33.80%